Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000202342
Account Value [Line Items]
Account Value	$ 16,281	$ 16,246	$ 16,054	$ 16,155	$ 15,941	$ 15,712	$ 15,447	$ 15,280	$ 15,122	$ 15,239	$ 15,040	$ 14,979	$ 14,961	$ 14,437	$ 13,856	$ 14,022	$ 14,172	$ 14,143	$ 13,951	$ 13,726	$ 13,890	$ 13,749	$ 13,560	$ 13,764	$ 13,217	$ 13,295	$ 13,071	$ 12,701	$ 13,223	$ 13,550	$ 12,746	$ 13,624	$ 13,669	$ 14,162	$ 14,249	$ 14,374	$ 14,763	$ 14,474	$ 14,637	$ 14,659	$ 14,664	$ 14,588	$ 14,552	$ 14,348	$ 14,314	$ 14,138	$ 14,125	$ 14,018	$ 14,012	$ 13,774	$ 13,274	$ 13,202	$ 13,332	$ 13,216	$ 12,614	$ 12,540	$ 12,010	$ 11,433	$ 12,841	$ 13,029	$ 13,060	$ 12,812	$ 12,749	$ 12,697	$ 12,651	$ 12,541	$ 12,454	$ 12,153	$ 12,319	$ 12,135	$ 12,053	$ 11,846	$ 11,325	$ 11,615	$ 11,706	$ 11,939	$ 11,878	$ 11,808	$ 11,676	$ 11,635	$ 11,633	$ 11,547	$ 11,611	$ 11,719	$ 11,640	$ 11,605	$ 11,636	$ 11,592	$ 11,493	$ 11,495	$ 11,349	$ 11,345	$ 11,252	$ 11,120	$ 11,135	$ 10,966	$ 10,838	$ 10,656	$ 10,641	$ 10,635	$ 10,573	$ 10,369	$ 10,157	$ 10,139	$ 10,095	$ 9,815	$ 9,571	$ 9,518	$ 9,597	$ 9,856	$ 10,021	$ 9,770	$ 10,049	$ 10,196	$ 10,194	$ 10,332	$ 10,302	$ 10,178	$ 10,234	$ 9,989
C000202343
Account Value [Line Items]
Account Value	15,896	15,867	15,683	15,785	15,601	15,357	15,123	14,963	14,811	14,928	14,736	14,679	14,665	14,154	13,566	13,752	13,882	13,855	13,670	13,473	13,636	13,481	13,318	13,501	12,987	13,066	12,828	12,487	13,003	13,307	12,538	13,404	13,432	13,920	14,028	14,154	14,540	14,258	14,421	14,427	14,435	14,363	14,350	14,151	14,102	13,950	13,921	13,836	13,815	13,601	13,110	13,042	13,172	13,060	12,468	12,397	11,858	11,307	12,685	12,891	12,906	12,682	12,605	12,573	12,513	12,423	12,339	12,044	12,194	12,030	11,934	11,749	11,234	11,507	11,600	11,850	11,776	11,725	11,580	11,558	11,559	11,475	11,541	11,651	11,575	11,542	11,575	11,534	11,422	11,442	11,283	11,281	11,206	11,062	11,079	10,928	10,803	10,624	10,596	10,592	10,532	10,346	10,136	10,106	10,078	9,786	9,545	9,493	9,574	9,849	10,003	9,768	10,049	10,198	10,184	10,338	10,296	10,174	10,232	9,989
C000202344
Account Value [Line Items]
Account Value	11,514	11,697	11,570	11,874	11,725	11,556	11,288	11,186	10,998	11,273	11,164	11,315	11,320	10,916	10,417	10,613	10,912	10,998	11,002	11,042	11,161	11,092	10,826	11,096	10,698	10,755	10,368	10,511	11,034	11,339	11,054	11,267	11,218	11,682	12,022	12,206	12,471	12,509	12,483	12,484	12,582	12,594	12,473	12,364	12,337	12,244	12,410	12,567	12,645	12,592	12,442	12,467	12,465	12,520	12,287	12,145	11,973	11,630	12,029	11,824	11,607	11,591	11,592	11,559	11,623	11,360	11,315	11,144	10,957	10,948	10,746	10,736	10,600	10,436	10,383	10,479	10,551	10,490	10,493	10,503	10,436	10,501	10,453	10,558	10,654	10,601	10,632	10,646	10,681	10,588	10,537	10,541	10,461	10,376	10,384	10,304	10,283	10,255	10,490	10,568	10,558	10,576	10,505	10,316	10,317	10,273	10,196	10,130	10,008	10,052	10,077	10,078	10,030	10,055	9,995	10,105	10,136	10,170	10,132	10,203
C000202345
Account Value [Line Items]
Account Value	$ 11,168	11,355	11,223	11,525	11,382	11,230	10,959	10,862	10,691	10,954	10,861	11,012	11,011	10,615	10,137	10,334	10,621	10,709	10,716	10,759	10,879	10,815	10,555	10,825	10,446	10,494	10,125	10,270	10,780	11,084	10,805	11,019	10,963	11,426	11,756	11,941	12,208	12,248	12,226	12,230	12,330	12,337	12,230	12,125	12,101	12,012	12,180	12,329	12,411	12,371	12,226	12,254	12,246	12,304	12,085	11,946	11,779	11,450	11,851	11,641	11,428	11,414	11,420	11,389	11,457	11,198	11,156	10,998	10,823	10,808	10,609	10,611	10,469	10,308	10,258	10,366	10,432	10,383	10,380	10,403	10,338	10,407	10,361	10,460	10,550	10,509	10,534	10,560	10,590	10,508	10,459	10,466	10,381	10,306	10,318	10,239	10,222	10,197	10,427	10,508	10,510	10,531	10,463	10,275	10,278	10,237	10,162	10,098	9,977	10,025	10,053	10,056	10,010	10,039	9,981	10,095	10,129	10,158	10,131	10,205
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,472	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	16,617	16,428	16,517	16,254	15,993	15,688	15,541	15,372	15,518	15,337	15,292	15,293	14,743	14,104	14,272	14,444	14,403	14,206	13,972	14,102	13,961	13,815	13,994	13,481	13,564	13,277	12,941	13,476	13,793	13,025	13,966	13,933	14,446	14,612	14,764	15,178	14,898	15,046	15,074	15,074	14,996	14,940	14,743	14,700	14,542	14,520	14,467	14,419	14,152	13,613	13,546	13,687	13,556	12,953	12,831	12,294	11,761	13,283	13,473	13,470	13,206	13,163	13,127	13,079	13,027	12,954	12,665	12,817	12,638	12,520	12,315	11,783	12,041	12,145	12,343	12,274	12,184	12,053	12,005	12,008	11,930	12,003	12,106	12,033	11,997	12,028	11,977	11,870	11,875	11,745	11,729	11,628	11,496	11,521	11,356	11,194	10,991	11,043	11,001	10,928	10,704	10,422	10,327	10,264	9,877	9,457	9,403	9,557	9,803	10,025	9,757	10,015	10,193	10,253	10,407	10,376	10,252	10,308	10,066
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,546	$ 16,617	$ 16,428	$ 16,517	$ 16,254	$ 15,993	$ 15,688	$ 15,541	$ 15,372	$ 15,518	$ 15,337	$ 15,292	$ 15,293	$ 14,743	$ 14,104	$ 14,272	$ 14,444	$ 14,403	$ 14,206	$ 13,972	$ 14,102	$ 13,961	$ 13,815	$ 13,994	$ 13,481	$ 13,564	$ 13,277	$ 12,941	$ 13,476	$ 13,793	$ 13,025	$ 13,966	$ 13,933	$ 14,446	$ 14,612	$ 14,764	$ 15,178	$ 14,898	$ 15,046	$ 15,074	$ 15,074	$ 14,996	$ 14,940	$ 14,743	$ 14,700	$ 14,542	$ 14,520	$ 14,467	$ 14,419	$ 14,152	$ 13,613	$ 13,546	$ 13,687	$ 13,556	$ 12,953	$ 12,831	$ 12,294	$ 11,761	$ 13,283	$ 13,473	$ 13,470	$ 13,206	$ 13,163	$ 13,127	$ 13,079	$ 13,027	$ 12,954	$ 12,665	$ 12,817	$ 12,638	$ 12,520	$ 12,315	$ 11,783	$ 12,041	$ 12,145	$ 12,343	$ 12,274	$ 12,184	$ 12,053	$ 12,005	$ 12,008	$ 11,930	$ 12,003	$ 12,106	$ 12,033	$ 11,997	$ 12,028	$ 11,977	$ 11,870	$ 11,875	$ 11,745	$ 11,729	$ 11,628	$ 11,496	$ 11,521	$ 11,356	$ 11,194	$ 10,991	$ 11,043	$ 11,001	$ 10,928	$ 10,704	$ 10,422	$ 10,327	$ 10,264	$ 9,877	$ 9,457	$ 9,403	$ 9,557	$ 9,803	$ 10,025	$ 9,757	$ 10,015	$ 10,193	$ 10,253	$ 10,407	$ 10,376	$ 10,252	$ 10,308	$ 10,066